Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares, issued	0	0
Preferred stock, shares, outstanding	0	0
Preferred stock, liquidation preference	$ 0	$ 0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	180,000,000
Common stock, shares, issued	22,989,987	1,187,500
Common stock, shares, outstanding	22,566,940	636,719
Common stock, subject to repurchase	423,047	550,781
Series A Redeemable Convertible Preferred Stock
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	120,000,000
Temporary equity, shares issued	0	59,908,284
Temporary equity, shares outstanding	0	59,908,284
Temporary equity, liquidation preference	$ 0	$ 60,064
Redeemable Common Stock
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares issued	0	1,859,151
Temporary equity, shares outstanding	0	1,859,151